Document and Entity Information	May 05, 2023
Cover [Abstract]
Entity Registrant Name	ENBRIDGE INC
Amendment Flag	true
Entity Central Index Key	0000895728
Document Type	8-K/A
Document Period End Date	May 05, 2023
Entity Incorporation State Country Code	Z4
Entity File Number	001-15254
Entity Tax Identification Number	98-0377957
Entity Address, Address Line One	200
Entity Address, Address Line Two	425 - 1st Street S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 3L8
City Area Code	1-403
Local Phone Number	231-3900
Security 12b Title	Common Shares
Trading Symbol	ENB
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 2 to the Current Report on Form 8-K (this “Amendment”) amends Item 5.02 of Enbridge Inc.’s (“Enbridge” or the “Corporation”) Current Report on Form 8-K filed on May 8, 2023 (the “Original Form 8-K”), as amended by Amendment No. 1 to the Original Form 8-K filed on August 4, 2023 (“Amendment No. 1”). This Amendment No. 2 should be read in conjunction with the Original Form 8-K and Amendment No. 1. Except as set forth below, the Original Form 8-K, as amended by Amendment No. 1, remains unchanged.